Income taxes (Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Reserves and accruals	$ 7,174	$ 10,387
Inventory	29,154	12,679
Stock awards	9,350	7,892
Other	544	820
Net operating loss and other tax credit carryforwards	1,673	365
Total deferred tax assets	47,895	32,143
Deferred tax liabilities
Property and equipment	(16,925)	(21,947)
Goodwill and intangible assets	(68,635)	(73,215)
Investment in unconsolidated subsidiary	(10,764)	(11,259)
Unremitted non-U.S. earnings	(740)	(740)
Prepaid expenses and other	(1,151)	(781)
Total deferred tax liabilities	(98,215)	(107,942)
Net deferred tax liabilities	$ (50,320)	$ (75,799)